Share-Based Compensation, Non-Vested Restricted Stock Awards (Details) - Restricted Stock Awards [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Shares [Roll Forward]
Granted (in shares)	18,834
Weighted Average Grant Date Fair Value [Abstract]
Unrecognized stock-based compensation expense		$ 0.5
Weighted-average remaining vesting period for recognition		7 months 6 days
2017 Plan [Member]
Shares [Roll Forward]
Non-vested balance at beginning of period (in shares)		127,005	119,102
Granted (in shares)		6,747	127,561
Vested (in shares)		(64,258)	(82,455)
Cancelled/forfeited (in shares)		(4,779)	(37,203)
Non-vested balance at end of period (in shares)		64,715	127,005
Weighted Average Grant Date Fair Value [Abstract]
Non-vested balance at beginning of period (in dollars per share)		$ 10.96	$ 10.62
Granted (in dollars per share)		14.45	11.04
Vested (in dollars per share)		11.10	10.70
Cancelled/forfeited (in dollars per share)		13.34	10.70
Non-vested balance at end of period (in dollars per share)		$ 11.02	$ 10.96